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                  SUPPLEMENT DATED JUNE 16, 2006 TO THE
                   STATEMENTS OF ADDITIONAL INFORMATION
                       (CLASS A, B, C, & P SHARES)

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LORD ABBETT AFFILIATED FUND, INC.

LORD ABBETT BLEND TRUST
   Lord Abbett Small-Cap Blend Fund

LORD ABBETT BOND-DEBENTURE FUND, INC.

LORD ABBETT DEVELOPING GROWTH
   FUND, INC.

LORD ABBETT GLOBAL FUND, INC.
   Equity Series
   Income Series

LORD ABBETT INVESTMENT TRUST
   Lord Abbett Balanced Strategy Fund
   Lord Abbett Core Fixed Income Fund
   Lord Abbett High Yield Fund
   Lord Abbett Limited Duration U.S. Government & Government Sponsored
      Enterprises Fund
   Lord Abbett U.S. Government & Government Sponsored Enterprises Fund Lord Abbett Total Return Fund
   Lord Abbett Convertible Fund
   Lord Abbett Income Strategy Fund
   Lord Abbett World & Income Strategy Fund

LORD ABBETT RESEARCH FUND, INC.
   Lord Abbett America's Value Fund
   Lord Abbett Growth Opportunities Fund
   Lord Abbett Large-Cap Core Fund
   Lord Abbett Small-Cap Value Fund

LORD ABBETT LARGE-CAP GROWTH FUND

LORD ABBETT MID-CAP VALUE FUND, INC.

LORD ABBETT SECURITIES TRUST
   Lord Abbett Alpha Strategy Fund
   Lord Abbett All Value Fund
   Lord Abbett International Opportunities Fund
   Lord Abbett International Core Equity Fund
   Lord Abbett Large-Cap Value Fund
   Lord Abbett Value Opportunities Fund

LORD ABBETT MUNICIPAL INCOME FUND, INC.
   Lord Abbett California Tax-Free Income Fund
   Lord Abbett Connecticut Tax-Free Income Fund
   Lord Abbett Hawaii Tax-Free Income Fund
   Lord Abbett Minnesota Tax-Free Income Fund
   Lord Abbett Missouri Tax-Free Income Fund
   Lord Abbett National Tax-Free Income Fund
   Lord Abbett New Jersey Tax-Free Income Fund
   Lord Abbett New York Tax-Free Income Fund
   Lord Abbett Texas Tax-Free Income Fund
   Lord Abbett Washington Tax-Free Income Fund

LORD ABBETT MUNICIPAL INCOME TRUST
   Florida Series
   Georgia Series
   Michigan Series
   Pennsylvania Series
   Lord Abbett Insured Intermediate Tax-Free Fund
   Lord Abbett High Yield Municipal Bond Fund

LORD ABBETT U.S. GOVERNMENT &
   GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

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For each of the Funds and/or Series referenced above (the "Funds"), the section of the Statement of Additional Information entitled "PURCHASES, REDEMPTIONS, PRICING AND PAYMENTS TO DEALERS - NET ASSET VALUE PURCHASES OF CLASS A SHARES" is hereby amended to add a category for purchases through a broker-dealer for investors that are concurrently selling their holdings in Class B or Class C shares of a Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable contingent deferred sales charges ("CDSC") (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.